Offerings - Offering: 1	Aug. 27, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	92.46
Maximum Aggregate Offering Price	$ 277,380,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 40,941.29
Offering Note	The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 3,000,000 shares of common stock of Merit Medical Systems, Inc., a Utah corporation (the "Registrant"), that may be delivered with respect to awards under the Merit Medical Systems, Inc. 2018 Long-Term Incentive Plan (the "Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the common stock of the Registrant that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Global Select Market on August 22, 2024 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $92.46.